DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate fair values of the partnership’s derivative financial instruments positions are as follows:

	June 30, 2021		December 31, 2020
(US$ MILLIONS)	Financial Asset	Financial Liability	Financial Asset	Financial Liability
Foreign exchange contracts	$112	$126	$129	$122
Cross currency swaps	6	—	3	1
Interest rate derivatives	59	284	65	553
Equity derivatives	13	—	—	28
Commodities contracts	46	94	80	90
Total	$236	$504	$277	$794
Total current	$149	$216	$167	$340
Total non-current	$87	$288	$110	$454